Quarterly Holdings Report
for
Fidelity® Disciplined Equity Fund
July 31, 2025
FDE-NPRT3-0925
1.804820.121
Common Stocks - 99.6%
	Shares	Value ($)
UNITED KINGDOM - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	184,200	6,699,354
UNITED STATES - 99.3%
Communication Services - 12.9%
Entertainment - 2.6%
Netflix Inc (a)	36,434	42,241,580
Roku Inc Class A (a)	47,300	4,453,767
Spotify Technology SA (a)	14,700	9,210,138
		55,905,485
Interactive Media & Services - 10.3%
Alphabet Inc Class A	294,700	56,552,930
Alphabet Inc Class C	250,100	48,234,286
Meta Platforms Inc Class A	154,377	119,401,347
		224,188,563
TOTAL COMMUNICATION SERVICES		280,094,048

Consumer Discretionary - 7.1%
Broadline Retail - 5.1%
Amazon.com Inc (a)	477,460	111,778,161
Hotels, Restaurants & Leisure - 1.2%
Airbnb Inc Class A (a)	14,300	1,893,463
Carnival Corp (a)	150,400	4,477,408
Cava Group Inc (a)	23,400	2,059,434
Chipotle Mexican Grill Inc (a)	197,500	8,468,800
DoorDash Inc Class A (a)	19,900	4,979,975
Hilton Worldwide Holdings Inc	13,766	3,690,389
		25,569,469
Household Durables - 0.6%
NVR Inc (a)	655	4,944,916
PulteGroup Inc	64,500	7,283,340
		12,228,256
Specialty Retail - 0.2%
Carvana Co Class A (a)	6,600	2,575,122
Dick's Sporting Goods Inc	5,600	1,184,456
		3,759,578
Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp (a)	20,100	2,134,017
TOTAL CONSUMER DISCRETIONARY		155,469,481

Consumer Staples - 1.8%
Beverages - 0.2%
Monster Beverage Corp (a)	73,100	4,294,625
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp	36,715	34,498,883
TOTAL CONSUMER STAPLES		38,793,508

Energy - 0.3%
Energy Equipment & Services - 0.3%
Baker Hughes Co Class A	181,500	8,176,575
Financials - 16.6%
Banks - 4.3%
Bank of America Corp	536,583	25,364,278
JPMorgan Chase & Co	153,714	45,536,236
Wells Fargo & Co	282,600	22,786,038
		93,686,552
Capital Markets - 5.3%
Ares Management Corp Class A	94,200	17,476,926
Charles Schwab Corp/The	35,900	3,508,507
Coinbase Global Inc Class A (a)	11,200	4,230,912
Evercore Inc Class A	48,800	14,695,632
Houlihan Lokey Inc Class A	29,200	5,567,272
KKR & Co Inc Class A	129,100	18,923,478
Moody's Corp	33,339	17,193,922
MSCI Inc	8,544	4,796,260
Robinhood Markets Inc Class A (a)	123,100	12,685,455
S&P Global Inc	28,258	15,572,984
		114,651,348
Financial Services - 4.1%
Apollo Global Management Inc	79,700	11,582,004
Mastercard Inc Class A	62,011	35,127,371
Visa Inc Class A	123,534	42,677,291
		89,386,666
Insurance - 2.9%
Arthur J Gallagher & Co	55,300	15,884,925
Marsh & McLennan Cos Inc	87,400	17,410,080
Progressive Corp/The	68,100	16,482,924
The Travelers Companies, Inc.	50,400	13,116,096
		62,894,025
TOTAL FINANCIALS		360,618,591

Health Care - 7.0%
Biotechnology - 1.8%
Alnylam Pharmaceuticals Inc (a)	34,400	13,493,056
Exelixis Inc (a)	73,000	2,644,060
Gilead Sciences Inc	199,900	22,446,771
		38,583,887
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp (a)	269,629	28,289,475
Intuitive Surgical Inc (a)	29,814	14,343,217
TransMedics Group Inc (a)	80,700	9,600,879
		52,233,571
Health Care Providers & Services - 0.2%
Tenet Healthcare Corp (a)	29,700	4,790,016
UnitedHealth Group Inc	8,375	2,090,065
		6,880,081
Health Care Technology - 0.4%
Doximity Inc Class A (a)	38,400	2,256,000
Veeva Systems Inc Class A (a)	19,200	5,456,640
		7,712,640
Life Sciences Tools & Services - 0.5%
Danaher Corp	20,845	4,109,800
Thermo Fisher Scientific Inc	13,100	6,126,608
		10,236,408
Pharmaceuticals - 1.7%
Eli Lilly & Co	50,300	37,225,521
TOTAL HEALTH CARE		152,872,108

Industrials - 16.5%
Aerospace & Defense - 7.1%
Axon Enterprise Inc (a)	23,600	17,829,564
Boeing Co (a)	102,300	22,694,232
GE Aerospace	183,800	49,824,504
HEICO Corp Class A	70,147	18,104,239
Howmet Aerospace Inc	109,100	19,612,907
TransDigm Group Inc	15,700	25,252,822
		153,318,268
Building Products - 1.1%
Trane Technologies PLC	56,300	24,663,904
Commercial Services & Supplies - 1.1%
Cintas Corp	91,752	20,419,408
Copart Inc (a)	98,752	4,476,428
		24,895,836
Construction & Engineering - 1.0%
Comfort Systems USA Inc	9,800	6,892,340
EMCOR Group Inc	23,900	14,997,011
		21,889,351
Electrical Equipment - 3.1%
Eaton Corp PLC	85,200	32,778,144
GE Vernova Inc	44,900	29,647,021
Vertiv Holdings Co Class A	28,600	4,164,160
		66,589,325
Machinery - 2.8%
ITT Inc	56,939	9,677,352
Parker-Hannifin Corp	34,500	25,250,550
Pentair PLC	27,500	2,810,500
Snap-on Inc	14,000	4,496,660
Westinghouse Air Brake Technologies Corp	93,500	17,956,675
		60,191,737
Professional Services - 0.3%
KBR Inc	123,500	5,772,390
Paylocity Holding Corp (a)	5,900	1,090,792
		6,863,182
TOTAL INDUSTRIALS		358,411,603

Information Technology - 33.0%
Communications Equipment - 1.2%
Arista Networks Inc	213,100	26,258,182
Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp Class A	269,380	28,691,664
Semiconductors & Semiconductor Equipment - 14.6%
Broadcom Inc	234,300	68,813,910
KLA Corp	18,285	16,073,064
Lam Research Corp	175,770	16,670,027
Marvell Technology Inc	115,300	9,266,661
NVIDIA Corp	1,154,380	205,329,571
		316,153,233
Software - 13.1%
AppLovin Corp Class A (a)	5,700	2,226,990
Cadence Design Systems Inc (a)	57,747	21,052,824
Fair Isaac Corp (a)	9,600	13,792,512
Fortinet Inc (a)	102,160	10,205,784
HubSpot Inc (a)	11,262	5,852,298
Microsoft Corp	350,538	187,012,023
Nutanix Inc Class A (a)	50,400	3,788,568
Palantir Technologies Inc Class A (a)	27,800	4,402,130
Palo Alto Networks Inc (a)	65,300	11,336,080
Servicenow Inc (a)	5,152	4,858,954
Synopsys Inc (a)	32,800	20,777,816
		285,305,979
Technology Hardware, Storage & Peripherals - 2.8%
Apple Inc	293,507	60,923,248
Pure Storage Inc Class A (a)	2,400	142,848
		61,066,096
TOTAL INFORMATION TECHNOLOGY		717,475,154

Materials - 1.5%
Chemicals - 0.8%
CF Industries Holdings Inc	47,300	4,390,859
Corteva Inc	98,200	7,083,166
Mosaic Co/The	124,500	4,483,245
Sherwin-Williams Co/The	2,683	887,751
		16,845,021
Construction Materials - 0.7%
Martin Marietta Materials Inc	13,300	7,645,904
Vulcan Materials Co	26,400	7,251,288
		14,897,192
TOTAL MATERIALS		31,742,213

Real Estate - 1.4%
Health Care REITs - 0.3%
Ventas Inc	109,500	7,356,210
Real Estate Management & Development - 0.5%
Compass Inc Class A (a)	843,000	6,693,420
Zillow Group Inc Class C (a)	41,700	3,317,235
		10,010,655
Specialized REITs - 0.6%
American Tower Corp	60,500	12,607,595
TOTAL REAL ESTATE		29,974,460

Utilities - 1.2%
Electric Utilities - 0.7%
Constellation Energy Corp	40,600	14,122,304
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	56,000	11,678,240
TOTAL UTILITIES		25,800,544

TOTAL UNITED STATES		2,159,428,285
TOTAL COMMON STOCKS (Cost $954,140,627)		2,166,127,639

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $16,503,379)	4.33	16,500,079	16,503,379

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $970,644,006)	2,182,631,018
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(7,152,986)
NET ASSETS - 100.0%	2,175,478,032

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	31,076,017	475,159,608	489,732,246	920,693	-	-	16,503,379	16,500,079	0.0%
Fidelity Securities Lending Cash Central Fund	2,353,375	16,693,256	19,046,631	862	-	-	-	-	0.0%
Total	33,429,392	491,852,864	508,778,877	921,555	-	-	16,503,379

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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